Equity (Details) - shares	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Shares outstanding	12,888,732,761	13,044,496,930
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding	7,442,231,382	7,442,454,142
Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding	5,446,501,379	5,602,042,788